Consolidated Statements of Changes in Shareholders’ Equity - BRL (R$) R$ in Thousands	Capital	Capital reserve	Legal	Other profit reserves	Equity valuation adjustments	Accumulated translation adjustment	Retained earnings	Total
Balance at beginning at Dec. 31, 2022	R$ 674,940	R$ (30,193)	R$ 37,249	R$ 126,579	R$ (3,879)	R$ (479)		R$ 804,217
Profit for the year							155,084	155,084
Other comprehensive income/(loss)					352	(241)		111
Total comprehensive income, net of taxes	674,940	(30,193)	37,249	126,579	(3,527)	(720)	155,084	155,195
Legal			7,754				(7,754)
Expansion and investments				109,532			(109,532)
Interim dividends paid				(81,897)			(25,199)	(107,096)
Additional dividends paid				(31,499)				(31,499)
Additional dividends proposed				12,599			(12,599)
Total transactions with shareholders and formation of reserves			7,754	8,735			(155,084)	(138,595)
Balance at ending at Dec. 31, 2023	674,940	(30,193)	45,003	135,314	(3,527)	(720)		820,817
Profit for the year							193,670	193,670
Extraordinary dividends paid				(43,467)			(38,430)	(81,897)
Other comprehensive income/(loss)					(5,503)	348		(5,155)
Total comprehensive income, net of taxes	674,940	(30,193)	45,003	135,314	(9,030)	(372)	193,670	188,515
Legal			9,683				(9,683)
Expansion and investments				95,159			(95,159)
Interim dividends paid				(78,747)			(31,499)	(110,246)
Additional dividends paid				(12,599)				(12,599)
Additional dividends proposed				18,899			(18,899)
Total transactions with shareholders and formation of reserves			9,683	(20,755)			(193,670)	(204,742)
Balance at ending at Dec. 31, 2024	674,940	(30,193)	54,686	114,559	(9,030)	(372)		804,590
Profit for the year							175,073	175,073
Extraordinary dividends paid				(69,298)				(69,298)
Other comprehensive income/(loss)					(1,524)	452		(1,072)
Total comprehensive income, net of taxes	674,940	(30,193)	54,686	114,559	(10,554)	80	175,073	978,591
Legal			8,754				(8,754)
Expansion and investments				128,521			(128,521)
Interim dividends paid				(69,298)			(37,798)	(107,096)
Additional dividends paid				(18,899)				(18,899)
Total transactions with shareholders and formation of reserves			8,754	(28,974)			(175,073)	(195,293)
Balance at ending at Dec. 31, 2025	R$ 674,940	R$ (30,193)	R$ 63,440	R$ 85,585	R$ (10,554)	R$ 80		R$ 783,298